RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)								1 Months Ended						3 Months Ended					6 Months Ended		12 Months Ended
	Dec. 07, 2020	Jun. 05, 2020	May 04, 2020	Apr. 07, 2020	Apr. 06, 2020	Jan. 03, 2020	Jul. 02, 2015	May 31, 2021	Mar. 31, 2021	Mar. 30, 2021	Mar. 23, 2020	Jan. 30, 2020	Jan. 16, 2020	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	May 18, 2022	May 13, 2022	Mar. 06, 2022	Mar. 03, 2022	Jan. 21, 2022	Jan. 18, 2022	Jan. 07, 2022	Jan. 06, 2022	Feb. 12, 2021	Aug. 08, 2019	Mar. 08, 2017	Jul. 01, 2015	Dec. 06, 2006
Exercise Prices																																	$ 112,871
Warrants Purchased			106,667																		250,000
Convertible Notes Payable		$ 125,000						$ 75,000	$ 91,667																	$ 47,500
Debt Conversion Rate				$ 4.9	$ 3.326			$ 9	$ 9			$ 9.978													$ 6								$ 9.978
Debt Amount After Debt Forgiveness																																	$ 31,662
Issuance Of Convertible Notes Payable									350,000
Indirect Interest Amount Recieved								$ 50,000	$ 200,000
Acquired Shares																																	323,200
Common stock, shares issued														10,973,759	8,778,555	25,981,203		25,922,034	10,973,759		8,778,555	25,922,034					98,000	175,000	1,282,823
Warrants to purchase shares of common stock								75,000	91,667
Warrants to purchase shares of common stock, exercise price per share								$ 9	$ 9															$ 4.25								$ 3.118125
Gain on extinguishment of debt	$ 42,000													$ 1,109,105	$ 0	$ 0	$ 0	$ 0	$ 245,105	$ 0	$ 0	$ 224,166
Debt Conversion, Converted Instrument, Shares Issued, Shares																					45,268
Accrued Interest														366,384	$ 463,900	$ 306,071		$ 313,035	366,384		$ 463,900	$ 313,035											$ 38,199		$ 18,000
Debt Amount																							$ 3,048,781										74,672
Warrants exercise price		$ 1.50							$ 9
Working capital														$ 3,750,000					$ 3,750,000
Preferred Stock shares issued in exchange for common stock															0			0			0	0
Common Stock Issued Price Per Share																														$ 7.755
Director [Member]
Convertible Notes Payable								$ 400,000
Designation shares of Preferred Stock														3,000,000					3,000,000
Charles Bennington [Member]
Debt Conversion Rate				$ 4.23
Common stock, shares issued				2,277
Gain on extinguishment of debt				$ 2,000
Reduction In Related Party Debt				9,656
Purchase Price Of Shares Issued				$ 9,656				$ 9	$ 9
Nick Noceti [Member]
Debt Conversion Rate					$ 528,879.978
Common stock, shares issued					38,437
Gain on extinguishment of debt					$ 49,000
Reduction In Related Party Debt					127,480
Purchase Price Of Shares Issued					$ 127,840
IDTEC [Member]
Warrants Purchased		320,000								106,667
Debt Conversion, Converted Instrument, Shares Issued, Shares																					12,000,000
Warrants exercise price		$ 0.50								$ 1.50
Settelment of outstanding amount										$ 88,469
Settlement of outstanding judgement																			$ 88,470		$ 88,470
Common stock issue for settlement																			58,980		58,980
Common stock, shares held														666,667					666,667
Lanphere Law Group [Member] | December 3 2014 [Member]
Accrued Interest																																	38,199
Debt Amount																																	$ 74,672
Lanphere Law Group [Member] | Stock Purchase Plan One [Member]
Debt Conversion Rate						$ 3.326
Common stock, shares issued						91,233
Gain on extinguishment of debt							$ 108,000
Debt Conversion, Converted Instrument, Shares Issued, Shares						3,173
Debt Amount																																		$ 214,334
Common stock issue for settlement						60,132
Reduction In Related Party Debt						$ 66,000
Debt Instrument Principal Value, After Forgivness						$ 31,662																												106,335
Due Date Notes Payable							Dec. 02, 2015
Debt Instrument, Forgiveness																																		$ 108,000
Acquired Additional Shares Of Common Stock						151,366
Purchase Price Of Additional Shares Of Common Stock						$ 66,000
Conversion Price						$ 0.399
Common Stock Issued Price Per Share						0.459
Lanphere Law Group [Member] | Stock Purchase Plan Two [Member]
Debt Conversion Rate						$ 3.326
Gain on extinguishment of debt						$ 52,000
Debt Conversion, Converted Instrument, Shares Issued, Shares						21,085
Accrued Interest						$ 40,679
Reduction In Related Party Debt						169,606
Purchase Price Of Shares Issued						$ 210,285
Lanphere Law Group [Member] | Stock Purchase Plan Three [Member]
Debt Conversion Rate													$ 9.978
Gain on extinguishment of debt													$ 222,000
Debt Conversion, Converted Instrument, Shares Issued, Shares													71,628
Reduction In Related Party Debt													$ 714,700
Purchase Price Of Shares Issued													$ 714,700
Vemon Justus [Member] | Stock Purchase Plan One [Member]
Debt Conversion Rate						$ 9.978
Gain on extinguishment of debt						$ 70,000
Debt Conversion, Converted Instrument, Shares Issued, Shares						28,321
Accrued Interest						$ 102,587
Reduction In Related Party Debt						180,001
Purchase Price Of Shares Issued						$ 282,588
Devdatt Mishal [Member] | Stock Purchase Plan One [Member]
Debt Conversion Rate												$ 2.74395
Gain on extinguishment of debt												$ 144,000
Debt Conversion, Converted Instrument, Shares Issued, Shares												166,655
Accrued Interest												$ 186,341
Reduction In Related Party Debt												270,300
Purchase Price Of Shares Issued												$ 456,641
Prakash Gadgil [Member] | Stock Purchase Plan One [Member]
Debt Conversion Rate											$ 9.978
Gain on extinguishment of debt											$ 1,000
Debt Conversion, Converted Instrument, Shares Issued, Shares											195
Reduction In Related Party Debt											$ 1,950
Purchase Price Of Shares Issued											$ 1,950
David Gandini [Member]
Working capital																															$ 30,000
Unseured note interest rate																															0.00%
Preferred Stock shares issued in exchange for common stock														333,333					333,333